Debt Debt, Term Loan Facility (Details) - Term Loan Facility	Nov. 01, 2017 USD ($)
Debt Instrument [Line Items]
Proceeds from lines of credit	$ 1,500,000,000
Maximum leverage ratio	4.75
Minimum interest coverage ratio	3.5
Other indebtedness default amount	$ 50,000,000
Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
Eurocurrency Rate
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%